Note 8 - Fair Value - Carrying Value And Fair Value - Liabilities (Details) - EUR (€)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Carrying Value And Fair Value Liabilities Line Items
Liabilities	€ 686,156,000,000	€ 642,812,000,000	€ 622,801,000,000
Financial Liabilities Held For Trading [Member] | Book Value [Member]
Carrying Value And Fair Value Liabilities Line Items
Liabilities	86,488,000,000	88,680,000,000	79,761,000,000
Financial Liabilities Held For Trading [Member] | Fair Value Member
Carrying Value And Fair Value Liabilities Line Items
Financial liabilities at fair value	86,488,000,000	88,680,000,000	79,761,000,000
Financial liabilities designated at fair value throuh profit or loss [Member] | Book Value [Member]
Carrying Value And Fair Value Liabilities Line Items
Liabilities	10,050,000,000	10,010,000,000	6,993,000,000
Financial liabilities designated at fair value throuh profit or loss [Member] | Fair Value Member
Carrying Value And Fair Value Liabilities Line Items
Financial liabilities at fair value	10,050,000,000	10,010,000,000	6,993,000,000
Financial liabilities at amortized cost [Member] | Book Value [Member]
Carrying Value And Fair Value Liabilities Line Items
Liabilities	490,606,000,000	516,641,000,000	509,185,000,000
Financial liabilities at amortized cost [Member] | Fair Value Member
Carrying Value And Fair Value Liabilities Line Items
Financial liabilities at fair value	491,006,000,000	515,910,000,000	510,300,000,000
Derivatives Hedge accounting [Member] | Book Value [Member]
Carrying Value And Fair Value Liabilities Line Items
Liabilities	2,318,000,000	2,233,000,000	2,680,000,000
Derivatives Hedge accounting [Member] | Fair Value Member
Carrying Value And Fair Value Liabilities Line Items
Financial liabilities at fair value	€ 2,318,000,000	€ 2,233,000,000	€ 2,680,000,000